================================================================================


                        THE ALGER
                       RETIREMENT  MEETING THE CHALLENGE
                             FUND  OF INVESTING


                                  ALGER GROWTH
                              RETIREMENT PORTFOLIO

                                 ALGER SMALL CAP
                              RETIREMENT PORTFOLIO

                               ALGER MIDCAP GROWTH
                              RETIREMENT PORTFOLIO

                           ALGER CAPITAL APPRECIATION
                              RETIREMENT PORTFOLIO

                          SEMI-ANNUAL   APRIL 30, 1998
                               REPORT   (UNAUDITED)

================================================================================

FELLOW SHAREHOLDERS:                                                MAY 29, 1998
A YEAR-TO-DATE REVIEW

      At the start of 1998, expectations that the turmoil in Asia would dampen economic growth in the U.S. led investors to conclude that inflationary pressures in the near term would remain muted and, therefore, the Federal Reserve would leave monetary policy unchanged. As a result, the fixed-income markets remained tranquil. Long-term interest rates during the first three months of the year remained in a narrow 5.75% to 6.00% trading range, following the gradual decline in long-term interest rates since April 1997. In addition to the positive backdrop of low inflation, stable interest rates, and a neutral monetary policy, signs of a resilient domestic economy and greater stability in overseas financial markets formed the foundation for continued gains in the stock market.
      Ironically, the financial crisis in Asia, which was supposed to slow the U.S. economy, contributed to the unexpected strength in the economy. The economic downturn in Asia was supposed to slow the American economy through reduced export demand and to curtail inflation through lower import prices. U.S. exports to Asian markets have been dropping and import prices have been falling, but the weakness in Asia also helped to keep American long-term interest rates at comparatively low levels. Low long-term interest rates, plus very good weather (there was a mild winter in the East due to El Nino), led to a boom in consumer spending in January and February. Housing sales remained brisk and massive mortgage refinancing occurred. The result was a 4.2% increase in GDP in the first quarter, twice the desired rate and even higher than the very high 3.7% in the fourth quarter of 1997.
      By the end of March, the monthly economic indicators were already signaling that the economy was growing too fast--above the 2.5% target the Fed outlined several years ago as the ideal non-inflationary growth rate. Worse yet, there were few signs of the impending slowdown that most forecasters had predicted. The economy continued to create new jobs, so an already tight labor market got even tighter. The rate of unemployment fell to 4.3% which is considered by many economists to be an unsustainable and inflationary level. These numbers led many to speculate that the Federal Reserve would raise rates at the May Federal Open-Market Committee meeting or this summer (probably July) to offset future inflation. This would be an obvious case for higher rates if there were any inflation. However, inflation continued to drop. At the same time, political uncertainty and social unrest in Indonesia renewed instability in the Asian financial markets. As a result, investors sought shelter in the relative safety of the U.S. Treasury market, and long-term interest rates, despite concerns of a Fed tightening, remained steady. The stock market entered a narrow trading range, roughly equivalent to 9,000 to 9,200 for the Dow Jones Industrial Average. The cessation of the strong upward movement also reflects the natural tendency of the market to consolidate its gains.
      As upcoming reports document slower growth and continued low inflation, fears of a Fed tightening should begin to recede. Continued reports of low inflation should also alleviate underlying worries about a possible acceleration in inflation and interest rates on bonds should decline as the economy slows. We expect the rate on the thirty-year bond to be below 5.50% by year-end, possibly as low as 5.25%. Under those circumstances, the stock market should continue to add to the gains of the first four months of 1998.
      Our models also show that growth stocks are selling with very little premium to the market. This should change as the market advances and the economy slows, which should make this year exceptionally good for growth stocks. Small and mid cap stocks should also benefit. Given this, we remain extremely
optimistic  about  the  prospects  for  all  of  The  Alger  Retirement   Fund's
Portfolios.


                    Respectfully submitted,
                    /S/ David D. Alger
                    --------------------
                    David D. Alger
                    President

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER GROWTH RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 1998


   SHARES   COMMON STOCKS--93.5%                        VALUE
   ------                                               -----
            APPLIANCES & TOOLS--1.4%
    8,500   Black & Decker Corp...................   $ 438,813
                                                     ---------

            BROADCASTING--1.5%
   13,700   CBS Corp..............................     488,063
                                                     ---------

            BUILDING & CONSTRUCTION--1.7%
    9,400   Masco Corp............................     545,200
                                                     ---------

            BUSINESS SERVICES--2.8%
    6,800   H&R Block Inc.........................     306,000
   11,100   Cognizant Corp........................     570,962
                                                     ---------
                                                       876,962
                                                     ---------
            COMMUNICATIONS--4.5%
    9,200   America Online Inc.*..................     736,000
   16,300   WorldCom Inc.*........................     697,330
                                                     ---------
                                                     1,433,330
                                                     ---------
            COMMUNICATION EQUIPMENT--3.4%
    7,900   Ascend Communications, Inc.*..........     344,147
   10,100   Cisco Systems, Inc.*..................     739,825
                                                     ---------
                                                     1,083,972
                                                     ---------
            COMPUTER RELATED & BUSINESS
              EQUIPMENT--5.1%
   16,900   Compaq Computer Corp..................     474,265
    2,800   International Business Machines Corp..     324,450
    7,100   Xerox Corp............................     805,850
                                                     ---------
                                                     1,604,565
                                                     ---------
            COMPUTER SERVICES--.8%
    3,600   Network Associates Inc.*..............     246,600
                                                     ---------

            COMPUTER SOFTWARE--4.7%
    6,100   Compuware Corp.*......................     298,138
    5,700   HBO & Company.........................     340,934
    9,400   Microsoft Corporation*................     847,175
                                                     ---------
                                                     1,486,247
                                                     ---------

            CONGLOMERATE--2.0%
   11,786   Tyco International Ltd................     642,337
                                                     ---------

            CONTAINERS--.9%
    6,800   Owens-Illinois Inc.*..................     269,028
                                                     ---------

            DRUG DISTRIBUTION--3.1%
    6,000   AmeriSource Health Corp. Cl. A*.......     327,000
    3,700   Cardinal Health, Inc..................     356,125
    2,400   McKesson Corp.........................     169,650
    4,000   Omnicare, Inc.........................     137,000
                                                     ---------
                                                       989,775
                                                     ---------
            ENERGY & ENERGY SERVICES--1.0%
    5,900   AES Corp.*............................     325,609
                                                     ---------

            FINANCIAL SERVICES--17.7%
    4,947   Banc One Corp.........................     290,948
    5,200   BankAmerica Corp......................     442,000
   13,000   Bank of New York Inc..................     767,819
    3,500   Chase Manhattan Corp..................     484,971
    6,800   Federal Home Loan Mortgage Corporation     314,928

            FINANCIAL SERVICES (Continued)
   11,040   First Union Corp......................     666,540
    4,700   Household International Inc...........     617,759
    7,000   Kansas City Southern Industries Inc...     316,316
    9,225   Morgan Stanley Dean Witter & Co.......     727,622
    5,800   NationsBank Corp......................     439,350
    5,350   Schwab (Charles) Corporation (The)....     187,250
    4,500   State Street Corp.....................     321,750
                                                     ---------
                                                     5,577,253
                                                     ---------
            FOOD CHAINS--3.3%
    6,900   Kroger Co.*...........................     288,938
   19,600   Safeway Inc.*.........................     749,700
                                                     ---------
                                                     1,038,638
                                                     ---------
            INSURANCE--6.5%
    5,750   American International Group, Inc.....     756,487
    7,200   MGIC Investment Corp..................     453,600
   13,500   Travelers Group Inc...................     826,038
                                                     ---------
                                                     2,036,125
                                                     ---------
            LEISURE & ENTERTAINMENT--3.6%
   10,100   Carnival Corporation Cl. A............     702,586
   15,100   International Game Technology.........     419,976
                                                     ---------
                                                     1,122,562
                                                     ---------
            MEDICAL DEVICES--2.1%
    3,600   Guidant Corp..........................     240,750
    8,000   Medtronic, Inc........................     421,000
                                                     ---------
                                                       661,750
                                                     ---------
            PHARMACEUTICALS--10.6%
    6,500   Bristol Myers Squibb Co...............     688,188
    7,300   Eli Lilly & Company...................     507,810
    2,300   Pfizer Inc............................     261,770
   10,900   Schering-Plough Corporation...........     873,363
    5,400   Warner-Lambert Co.....................   1,021,615
                                                     ---------
                                                     3,352,746
                                                     ---------
            POLLUTION  CONTROL--1.2%
    7,400   USA Waste Services, Inc.*.............     363,066
                                                     ---------

            RETAILING--8.2%
    5,700   CVS Corp..............................     420,375
   12,950   Home Depot, Inc.......................     901,644
   10,000   Kmart Corp.*..........................     174,380
   13,500   Staples Inc.*.........................     333,288
   14,700   Wal-Mart Stores Inc...................     743,276
                                                     ---------
                                                     2,572,963
                                                     ---------
            SEMICONDUCTORS--2.5%
    8,000   Intel Corp............................     646,504
    4,900   Micron Technology Inc.*...............     152,209
                                                     ---------
                                                       798,713
                                                     ---------
            TOYS--1.5%
   12,500   Mattel Inc............................     478,912
                                                     ---------

            TRANSPORTATION--3.4%
    5,000   AMR Corp.*............................     761,875
    3,100   Burlington Northern Santa Fe Co.......     306,900
                                                     ---------
                                                     1,068,775
                                                     ---------
            Total Common Stocks
              (Cost $22,991,208)..................  29,502,004
                                                    ----------

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER GROWTH RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 1998

 SHARES   PREFERRED STOCKS--1.2%                      VALUE
 ------                                               -----
          COMMUNICATION EQUIPMENT
  5,600   Nokia Corporation, ADR
            (Cost $270,272).......................   $ 374,500
                                                     ---------
 Principal
  Amount  Short-Term Corporate Notes--4.6%
 --------

 $270,000   APC Funding Corp.,
              5.55%, 5/12/98......................     269,543
  410,000   B.A.T. Capital Corp.,
              5.60%, 5/12/98......................     409,298
  109,000   Countrywide Home Loans Inc.,
              5.57%, 5/7/98.......................     108,899
  470,000   Merrill Lynch & Co., Inc.,
              5.51%, 5/7/98.......................     469,568
  215,000   OGE Energy Corp.,
              5.51%, 5/1/98.......................     215,000
                                                    ----------
            Total Short-Term Corporate Notes
              (Cost $1,472,308)...................   1,472,308
                                                    ----------
Total Investments
  (Cost $24,733,788)(a)...................  99.3%   31,348,812
Other Assets in Excess of Liabilities.....    .7       210,452
                                            ----    ----------
Net Assets................................ 100.0%  $31,559,264
                                           =====   ===========


 * Non-income producing security.
(a)At April 30, 1998, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $24,733,788, amounted to $6,615,024 which consisted of aggregate gross unrealized appreciation of $6,782,422 and aggregate gross unrealized depreciation of $167,398.



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER GROWTH RETIREMENT PORTFOLIO
FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period


                                                                                                                      FROM
                                                                                                                 NOVEMBER 8, 1993
                                                   SIX MONTHS                                                     (COMMENCEMENT
                                                      ENDED                  YEAR ENDED OCTOBER 31,              OF  OPERATIONS)
                                                    APRIL 30,       ------------------------------------------    TO OCTOBER 31,
                                                   1998(I)(II)        1997            1996             1995          1994(II)
                                                    ---------       ---------        --------        ---------       ---------
Net asset value, beginning of period .............. $   10.78       $    9.32        $  11.65        $   10.38       $   10.00
                                                    ---------       ---------        --------        ---------       ---------
Net investment income (loss) ......................      0.01           (0.02)(iii)     (0.01)           (0.01)          (0.03)
Net realized and unrealized gain on investments ...      2.02            2.65            0.91             3.59             .41
                                                    ---------       ---------        --------        ---------       ---------
      Total from investment operations ............      2.03            2.63            0.90             3.58             .38
Distributions from net realized gains .............        --           (1.17)          (3.23)           (2.31)             --
                                                    ---------       ---------        --------        ---------       ---------
Net asset value, end of period .................... $   12.81       $   10.78            $9.32            $11.65          $10.38
                                                    =========       =========        ========        =========       =========
Total Return ......................................      18.8%           28.8%            8.2%            37.1%            3.8%
                                                    =========       =========        ========        =========       =========
Ratios and Supplemental Data:
     Net assets, end of period (000's omitted) .... $  31,559       $  22,922        $ 11,325        $  13,042       $   9,365
                                                    =========       =========        ========        =========       =========
      Ratio of expenses to average net assets......       .97%           1.13%           1.07%            1.11%           1.26%
                                                    =========       =========        ========        =========       =========
      Ratio of net investment income (loss) to
        average net assets ........................       .05%           (.22%)          (.09%)           (.18%)          (.29%)
                                                    =========       =========        ========        =========       =========
      Portfolio Turnover Rate .....................     54.17%         159.38%         142.83%          133.42%         103.79%
                                                    =========       =========        ========        =========       =========
      Average Commission Rate Paid ................ $   .0743       $   .0718        $  .0716
                                                    =========       =========        ========





   (i) Unaudited.
  (ii) Ratios have been annualized; total return has not been annualized.
 (iii) Amount was computed based on average shares outstanding during the year.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER SMALL CAP RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 1998


   SHARES   COMMON STOCKS--96.7%                        VALUE
   ------                                               -----
            AEROSPACE--1.0%
    6,400   Thiokol Corporation...................   $ 344,800
                                                     ---------

            APPAREL--4.4%
   12,000   Brylane Inc.*.........................     705,000
   40,000   Dan River Inc. Cl. A*.................     772,520
                                                     ---------
                                                     1,477,520
                                                     ---------
            BIO-TECHNOLOGY--2.7%
    9,000   IDEC Pharmaceuticals Corporation*.....     324,000
   13,400   INCYTE Pharmaceuticals, Inc.*.........     603,000
                                                     ---------
                                                       927,000
                                                     ---------
            BUSINESS SERVICES--1.7%
   10,000   Rent-Way Inc.*........................     313,750
    5,000   United Stationers Inc.*...............     315,625
                                                     ---------
                                                       629,375
                                                     ---------
            COMMUNICATIONS--5.0%
    5,494   Clear Channel Communications, Inc.*...     517,810
    4,000   Cox Radio, Inc. Cl. A*................     193,500
   10,000   Jacor Communications Inc.*............     568,750
   12,500   Outdoor Systems, Inc.*................     396,875
                                                     ---------
                                                     1,676,935
                                                     ---------
            COMMUNICATION EQUIPMENT--2.3%
    8,800   Ascend Communications, Inc.*..........     383,354
    5,900   Tellabs, Inc.*........................     418,163
                                                     ---------
                                                       801,517
                                                     ---------
            COMPUTER SERVICES--4.0%
    4,500   Keane Inc.*...........................     226,125
    5,000   Network Associates Inc.*..............     342,500
    9,900   QuickResponse Service Inc.*...........     465,300
   11,850   Technology Solutions Co.*.............     380,680
                                                     ---------
                                                     1,414,605
                                                     ---------
            COMPUTER SOFTWARE--3.2%
   15,400   CBT Group PLC ADS*....................     783,475
    5,200   HBO & Company.........................     311,028
                                                     ---------
                                                     1,094,503
                                                     ---------
            CONSUMER PRODUCTS--1.8%
   18,000   Central Garden & Pet Co.*.............     616,500
                                                     ---------

            DRUG DISTRIBUTION--3.7%
    5,200   AmeriSource Health Corp Cl. A*........     283,400
    4,200   Bergen Brunswig Corp. Cl. A...........     190,575
    5,800   McKesson Corp.........................     409,990
   11,700   Omnicare, Inc.........................     400,725
                                                     ---------
                                                     1,284,690
                                                     ---------
            FINANCIAL  SERVICES--6.8%
    6,000   CMAC Investment Corp..................     387,378
    4,000   Finova Group Inc......................     234,252
    8,300   INMC Mortgage Holdings Inc............     201,275
   13,200   Kansas City Southern Industries Inc...     596,482
   10,000   North Fork Bancorp Inc................     371,250
   12,000   Sovereign Bancorp Inc.................     226,500
    5,000   Wilmington Trust Corp.................     323,125
                                                     ---------
                                                     2,340,262
                                                     ---------
            FOOD CHAINS--1.6%
   12,000   Fred Meyer, Inc.* ....................     538,500
                                                     ---------

            FOODS & BEVERAGES--8.4%
   16,160   CKE Restaurants Inc...................     559,540
   14,800   Earthgrains Company...................     691,900
   16,800   Flowers Industries Inc................     359,100
    8,600   Interstate Bakeries Corp..............     272,517
   11,500   Keebler Foods Co.*....................     327,750

    5,100   Suiza Foods Corp.*....................     302,175
   10,200   U.S. Foodservice*.....................     360,193
                                                     ---------
                                                     2,873,175
                                                     ---------
            INSURANCE--5.2%
    4,800   Enhance Financial Services Group Inc..     329,400
    9,400   Executive Risk Inc....................     626,867
    3,500   Fremont General Corp..................     195,125
   11,200   Vesta Insurance Group Inc.............     634,200
                                                     ---------
                                                     1,785,592
                                                     ---------
            LEISURE & ENTERTAINMENT--2.1%
   12,000   Family Golf Centers Inc.*.............     505,500
    4,000   Premier Parks Inc.*...................     222,500
                                                     ---------
                                                       728,000
                                                     ---------
            MANUFACTURING--1.3%
   13,000   Knoll Inc.*...........................     452,569
                                                     ---------

            MEDICAL DEVICES--2.2%
   13,700   Biomet Inc............................     411,000
   10,000   Safeskin Corp.*.......................     356,250
                                                     ---------
                                                       767,250
                                                     ---------
            MEDICAL SERVICES--9.4%
   10,600   Express Scripts Inc. Cl. A*...........     848,000
   22,000   Hooper Holmes Inc.....................     518,386
    8,200   Impath Inc.*..........................     305,450
    8,300   Lincare Holdings Inc.*................     673,338
   15,000   MedQuist Inc.*........................     731,250
    5,000   VWR Scientific Products Corp.*........     164,375
                                                     ---------
                                                     3,240,799
                                                     ---------
            PHARMACEUTICALS--4.5%
    6,900   Alza Corp.*...........................     330,772
   11,700   Elan Corp PLC-ADR*....................     726,863
   14,200   Forest Laboratories, Inc.*............     513,870
                                                     ---------
                                                     1,571,505
                                                     ---------
            POLLUTION CONTROL--2.2%
    5,000   American Disposal Services Inc.*......     200,470
   11,127   USA Waste Services, Inc.*.............     545,924
                                                     ---------
                                                       746,394
                                                     ---------
            RESTAURANTS & LODGING--1.4%
    7,000   Outback Steakhouse, Inc.*.............     266,875
    5,400   Showbiz Pizza Time, Inc.*.............     208,575
                                                     ---------
                                                       475,450
                                                     ---------
            RETAILING--18.3%
    5,000   BJ's Wholesale Club Inc.*.............     200,315
    7,500   Bed Bath & Beyond Inc.*...............     369,375
   21,500   Bon-Ton Stores Inc.*..................     352,063
   10,000   Borders Group Inc.*...................     321,250
   12,500   Dress Barn Inc.*......................     364,063
   16,300   Duane Reade Inc.*.....................     387,125
   15,500   Elder-Beerman Stores Corp.*...........     418,500
    9,700   Family Dollar Stores Inc..............     329,800
    7,200   Finish Line (The) Inc. Cl. A*.........     178,200
    7,200   Linens 'n Things Inc.*................     433,800
   15,000   Michaels Stores Inc.*.................     453,750
   10,000   Proffitt's Inc.*......................     397,500
   13,000   Stage Stores, Inc.*...................     668,694
   17,000   Sunglass Hut International Inc.*......     162,570
   15,000   WestPoint Stevens Inc.*...............     502,500
   12,100   Whole Foods Market Inc.*..............     748,688
                                                     ---------
                                                     6,288,193
                                                     ---------

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER SMALL CAP RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 1998


   SHARES   COMMON STOCKS--96.7%                        VALUE
   ------                                               -----
            SEMICONDUCTORS--.5%
    5,500   Micron Technology Inc.*............... $   170,846
                                                   -----------

            TRANSPORATION--3.0%
    9,400   Coach USA Inc.*.......................     445,916
   14,000   SkyWest Inc...........................     567,000
                                                   -----------
                                                     1,012,916
                                                   -----------
            Total Common Stocks
              (Cost $24,964,097)..................  33,258,896
                                                   -----------
 Principal
  Amount    Short-Term Corporate Notes--1.6%
 --------

 $420,000   APC Funding Corp.,
              5.55%, 5/12/98......................     419,288
  150,000   Merrill Lynch & Co., Inc.,
              5.53%, 5/12/98......................     149,746
                                                   -----------
            Total Short-Term Corporate Notes
              (Cost $569,034).....................     569,034
                                                   -----------
Total Investments
  (Cost $25,533,131)(a)...................  98.3%   33,827,930
Other Assets in Excess of Liabilities.....   1.7       579,012
                                           -----   -----------
Net Assets................................ 100.0%  $34,406,942
                                           =====   ===========

  * Non-income producing security.
(a) At April 30, 1998, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $25,533,131, amounted to $8,294,799 which consisted of aggregate gross unrealized appreciation of $8,429,048 and aggregate gross unrealized depreciation of $134,249.



                        See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER SMALL CAP RETIREMENT PORTFOLIO
FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period

                                                                                                                       FROM
                                                                                                                 NOVEMBER 8, 1993
                                                   SIX MONTHS                                                     (COMMENCEMENT
                                                      ENDED                  YEAR ENDED OCTOBER 31,              OF  OPERATIONS)
                                                    APRIL 30,       -----------------------------------------     TO OCTOBER 31,
                                                   1998(I)(II)        1997            1996             1995          1994(II)
                                                    --------        ---------        --------        ---------       ---------
Net asset value, beginning of period.............   $  18.00        $   17.87        $  17.92        $   10.83       $   10.00
                                                    --------        ---------        --------        ---------       ---------
Net investment income (loss).....................      (0.07)           (0.10)          (0.05)           (0.07)          (0.07)
Net realized and unrealized gain on investments..       2.38             3.13            1.72             7.23             .90
                                                    --------        ---------        --------        ---------       ---------
    Total from investment operations.............       2.31             3.03            1.67             7.16             .83
Distributions from net realized gains............         --            (2.90)          (1.72)           (0.07)             --
                                                    --------        ---------        --------        ---------       ---------
Net asset value, end of period...................  $   20.31        $   18.00        $  17.87        $   17.92       $   10.83
                                                   =========        =========        ========        =========       =========
Total Return.....................................       12.8%            19.0%            9.2%            66.2%            8.3%
                                                   =========        =========        ========        =========       =========
Ratios and Supplemental Data:
  Net assets, end of period (000's omitted)......  $  34,407        $  31,499        $ 30,043        $  23,002       $   9,513
                                                   =========        =========        ========        =========       =========
  Ratio of expenses to average net assets .......       1.04%            1.06%           1.05%            1.13%           1.47%
                                                   =========        =========        ========        =========       =========
  Ratio of net investment income (loss) to
    average net assets...........................       (.59%)           (.62%)          (.54%)           (.73%)          (.80%)
                                                   =========        =========        ========        =========       =========
  Portfolio Turnover Rate........................      72.84%          134.25%         182.49%          104.84%         186.76%
                                                   =========        =========        ========        =========       =========
  Average Commission Rate Paid...................  $   .0692        $   .0701        $  .0629
                                                   =========        =========        ========


 (i) Unaudited.
(ii) Ratios have been annualized; total return has not been annualized.



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER MIDCAP GROWTH RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 1998


   SHARES   COMMON STOCKS--96.5%                        VALUE
   ------                                               -----

            APPAREL--.5%
      600   Tommy Hilfiger Corporation*...........    $ 36,600
                                                      --------

            APPLIANCES & TOOLS--1.0%
    1,400   Black & Decker Corp...................      72,275
                                                      --------

            BUILDING & CONSTRUCTION--5.2%
    3,600   Champion Enterprises Inc.*............      89,550
    2,600   Masco Corp............................     150,800
    4,500   Royal Group Technologies Ltd.*........     139,784
                                                      --------
                                                       380,134
                                                      --------
            BUSINESS SERVICES--6.6%
    4,300   Cognizant Corp........................     221,182
    2,500   H&R Block Inc.........................     112,500
    2,800   Paychex, Inc..........................     152,076
                                                      --------
                                                       485,758
                                                      --------
            COMMUNICATIONS--3.3%
    3,000   America Online Inc.*..................     240,000
                                                      --------

            COMMUNICATION EQUIPMENT--1.2%
    2,000   Ascend Communications, Inc.*..........      87,125
                                                      --------

            COMPUTER SERVICES--2.1%
    2,300   Network Associates Inc.*..............     157,550
                                                      --------

            COMPUTER SOFTWARE--3.8%
    3,000   Compuware Corp.*......................     146,625
    2,200   HBO & Company.........................     131,589
                                                      --------
                                                       278,214
                                                      --------
            CONGLOMERATE--1.8%
    2,362   Tyco International Ltd................     128,729
                                                      --------

            CONSUMER PRODUCTS--2.2%
    4,000   Furniture Brands International Inc.*..     117,500
      900   Newell Co.............................      43,482
                                                      --------
                                                       160,982
                                                      --------
            CONTAINERS--1.4%
    2,600   Owens-Illinois Inc.*..................     102,864
                                                      --------

            DRUG DISTRIBUTION--7.3%
      900   Bergen Brunswig Corp. Cl. A...........      40,838
    2,200   Cardinal Health, Inc..................     211,750
    2,400   McKesson Corp.........................     169,650
    3,200   Omnicare, Inc.........................     109,600
                                                      --------
                                                       531,838
                                                      --------
            ENERGY & ENERGY SERVICES--2.6%
    3,500   AES Corp.*............................     193,158
                                                      --------

            FINANCIAL SERVICES--10.4%
    3,400   Dime Community Bancorp, Inc...........     104,339
    1,000   Finova Group Inc......................      58,563
    3,000   INMC Mortgage Holdings Inc............      72,750
    2,900   Kansas City Southern Industries Inc...     131,045
    1,550   Paine Webber Group Inc................      69,460
    1,300   Schwab (Charles) Corporation (The)....      45,500
    5,040   Sovereign Bancorp Inc.................      95,130
      800   Star Banc Corp........................      50,550
    1,900   State Street Corp.....................     135,850
                                                      --------
                                                       763,187
                                                      --------
            FOOD CHAINS--2.2%
    3,600   Fred Meyer, Inc.*.....................     161,550
                                                      --------

            FOODS & BEVERAGES--2.8%
    3,500   Suiza Foods Corp.*....................     207,375
                                                      --------

            INSURANCE--2.9%
    1,000   Fremont General Corp..................      55,750
    2,500   MGIC Investment Corp..................     157,500
                                                      --------
                                                       213,250
                                                      --------
            LEISURE & ENTERTAINMENT--5.0%
    1,000   Carnival Corporation Cl. A............      69,563
    8,000   International Game Technology.........     222,504
    1,300   Premier Parks Inc.*...................      72,313
                                                     ---------
                                                       364,380
                                                     ---------
            MANUFACTURING--1.8%
    1,300   Leggett & Platt Inc...................      67,519
    2,000   Wabash National Corp..................      61,750
                                                     ---------
                                                       129,269
                                                     ---------
            MEDICAL DEVICES--2.5%
    1,000   Biomatrix Inc.*.......................      31,750
    2,900   Biomet Inc............................      87,000
    1,000   Guidant Corp..........................      66,875
                                                     ---------
                                                       185,625
                                                     ---------
            MEDICAL SERVICES--1.6%
    3,750   Quorum Health Group Inc.*.............     120,469
                                                     ---------

            PHARMACEUTICALS--4.4%
    1,500   Alza Corp.*...........................      71,907
    1,700   Elan Corp PLC-ADR*....................     105,613
    4,100   Forest Laboratories, Inc.*............     148,371
                                                     ---------
                                                       325,891
                                                     ---------
            POLLUTION CONTROL--3.2%
    4,750   USA Waste Services, Inc.*.............     233,049
                                                     ---------

            RESTAURANTS & LODGING--3.2%
    4,000   Outback Steakhouse, Inc.*.............     152,500
    2,100   Showbiz Pizza Time, Inc.*.............      81,113
                                                     ---------
                                                       233,613
                                                     ---------
            RETAILING--7.7%
    3,000   Borders Group Inc.*...................      96,375
    2,000   CVS Corp..............................     147,500
    3,500   General Nutrition Companies, Inc.*....     125,563
    2,500   Kmart Corp.*..........................      43,595
    6,000   Staples Inc.*.........................     148,128
                                                     ---------
                                                       561,161
                                                     ---------
            SEMICONDUCTORS--.5%
    1,200   Micron Technology Inc.*...............      37,276
                                                     ---------

            TEXTILES--.8%
    1,100   Pillowtex Corp........................      55,207
                                                     ---------

            TOYS--1.7%
    3,200   Mattel Inc............................     122,601
                                                     ---------

            TRANSPORTATION--6.8%
    1,200   Alaska Air Group Inc.*................      67,350
      500   AMR Corp.*............................      76,188
    3,700   Coach USA Inc.*.......................     175,521
    3,100   Continental Airlines Inc. Cl. B*......     182,513
                                                     ---------
                                                       501,572
                                                     ---------
            Total Common Stocks
              (Cost $5,833,690)...................   7,070,702
                                                     ---------

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER MIDCAP GROWTH RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 1998


 Principal
  Amount    Short-Term Corporate Notes--3.8%          Value
 --------                                             -----

 $130,000   Countrywide Home Loans Inc.,
              5.57%, 5/7/98.......................  $ 129,879
  150,000   General Motors Acceptance Corp.,
              5.49%, 5/5/98.......................     149,909
                                                    ----------
            Total Short-Term Corporate Notes
              (Cost $279,788).....................     279,788
                                                    ----------
Total Investments
  (Cost $6,113,478)(a).................... 100.3%    7,350,490
Liabilities in Excess of Other Assets.....   (.3)      (21,962)
                                           -----   -----------
Net Assets................................ 100.0%  $ 7,328,528
                                           =====   ===========
 *  Non-income producing security.
(a) At April 30, 1998, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $6,113,478, amounted to $1,237,012 which consisted of aggregate gross unrealized appreciation of $1,288,665 and aggregate gross unrealized depreciation of $51,653.




                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER MIDCAP GROWTH RETIREMENT PORTFOLIO
FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period


                                                                                                                       FROM
                                                                                                                 NOVEMBER 8, 1993
                                                  SIX MONTHS                                                      (COMMENCEMENT
                                                     ENDED                   YEAR ENDED OCTOBER 31,              OF  OPERATIONS)
                                                   APRIL 30,        ------------------------------------------    TO OCTOBER 31,
                                                  1998(I)(II)         1997            1996             1995          1994(II)
                                                  ---------         ---------        --------        ---------       ---------

Net asset value, beginning of period .........    $   11.36         $   14.48        $  16.34        $   11.66       $   10.00
                                                  ---------         ---------        --------        ---------       ---------
Net investment income (loss) .................         (.03)             (.15)          (0.07)           (0.07)          (0.09)
Net realized and unrealized gain on investments        1.73              3.46            1.09             6.07            1.75
                                                  ---------         ---------        --------        ---------       ---------
      Total from investment operations .......         1.70              3.31            1.02             6.00            1.66
Distributions from net realized gains ........           --             (6.43)          (2.88)           (1.32)             --
                                                  ---------         ---------        --------        ---------       ---------
Net asset value, end of period ...............    $   13.06         $   11.36        $  14.48        $   16.34       $   11.66
                                                  =========         =========        ========        =========       =========
Total Return .................................         15.0%             28.6%            6.2%            54.1%           16.6%
                                                  =========         =========        ========        =========       =========
Ratios and Supplemental Data:
      Net assets, end of period (000's omitted)   $   7,329         $   6,435        $  9,726        $  10,914       $   6,774
                                                  =========         =========        ========        =========       =========
      Ratio of expenses to average net assets          1.27%             1.31%           1.16%            1.23%           1.53%
                                                  =========         =========        ========        =========       =========
      Ratio of net investment income (loss) to
        average net assets ...................         (.50%)            (.79%)          (.45%)           (.69%)          (.89%)
                                                  =========         =========        ========        =========       =========
      Portfolio Turnover Rate ................        93.07%           183.31%         170.21%          132.74%         134.06%
                                                  =========         =========        ========        =========       =========
      Average Commission Rate Paid............    $   .0725         $   .0699        $  .0682
                                                  =========         =========        ========




 (i) Unaudited.
(ii) Ratios have been annualized; total return has not been annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER CAPITAL APPRECIATION RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 1998


   SHARES   COMMON STOCKS--93.6%                        VALUE
   ------                                               -----
            APPAREL--1.1%
    1,000   Brylane Inc.*.........................   $  58,750
                                                     ---------

            BIO-TECHNOLOGY--1.1%
    1,300   INCYTE Pharmaceuticals,Inc.*..........      58,500
                                                     ---------

            BROADCASTING--1.6%
    2,400   CBS Corp..............................      85,500
                                                     ---------

            BUILDING & CONSTRUCTION--1.1%
    1,000   Masco Corp............................      58,000
                                                     ---------

            BUSINESS SERVICES--2.0%
    2,100   Cognizant Corp........................     108,020
                                                     ---------

            COMMUNICATIONS--6.8%
      700   AT&T Corp.............................      42,044
    1,600   America Online Inc.*..................     128,000
      300   Clear Channel Communications Inc.*....      28,275
    1,000   Jacor Communications Inc.*............      56,875
    2,500   WorldCom Inc.*........................     106,953
                                                     ---------
                                                       362,147
                                                     ---------
            COMMUNICATION  EQUIPMENT--6.7%
    2,000   Ascend Communications, Inc.*..........      87,126
    2,000   Cisco Systems, Inc.*..................     146,500
    1,700   Tellabs, Inc.*........................     120,488
                                                     ---------
                                                       354,114
                                                     ---------
            COMPUTER RELATED & BUSINESS
              EQUIPMENT--1.1%
      500   International Business Machines Corp..      57,937
                                                     ---------

            COMPUTER SERVICES--1.0%
      800   Network Associates Inc.*..............      54,800
                                                     ---------

            COMPUTER SOFTWARE--6.5%
    2,200   Compuware Corp.*......................     107,525
    1,000   HBO & Company.........................      59,812
    2,000   Microsoft Corporation*................     180,250
                                                     ---------
                                                       347,587
                                                     ---------
            DRUG DISTRIBUTION--3.8%
      100   AmeriSource Health Corp. Cl. A*.......       5,450
      600   Bergen Brunswig Corp. Cl. A...........      27,225
    2,400   McKesson Corp.........................     169,651
                                                     ---------
                                                       202,326
                                                     ---------
            ENERGY & ENERGY SERVICES--1.0%
    1,000   AES Corp.*............................      55,188
                                                     ---------

            FINANCIAL  SERVICES--10.2%
    1,000   BankAmerica Corp......................      85,000
    2,200   Bank of New York Inc..................     129,939
      200   Chase Manhattan Corp..................      27,713
    1,200   Federal Home Loan Mortgage Corporation      55,576
    1,900   Kansas City Southern Industries, Inc..      85,857
      980   Morgan Stanley Dean Witter & Co.......      77,298
    1,100   NationsBank Corp......................      83,325
                                                     ---------
                                                       544,708
                                                     ---------
            FOOD CHAINS--2.3%
    1,300   Kroger Co.*...........................      54,438
    1,800   Safeway Inc.*.........................      68,850
                                                     ---------

                                                       123,288
                                                     ---------
            INSURANCE--5.9%
      800   American International Group, Inc.....     105,250
      700   Executive Risk Inc....................      46,682
    1,800   Travelers Group Inc...................     110,138
      900   Vesta Insurance Group Inc.............      50,963
                                                     ---------
                                                       313,033
                                                     ---------
            LEISURE & ENTERTAINMENT--2.4%
    1,000   Carnival Corporation Cl. A............      69,563
    1,000   Premier Parks Inc.*...................      55,625
                                                     ---------
                                                       125,188
                                                     ---------
            PHARMACEUTICALS--13.5%
    1,200   Bristol Myers Squibb Co...............     127,050
    1,900   Elan Corp PLC-ADR*....................     118,038
    2,200   Forest Laboratories, Inc.*............      79,614
    1,800   Pfizer Inc............................     204,863
    1,200   Schering-Plough Corporation...........      96,150
      500   Warner-Lambert Co.....................      94,594
                                                     ---------
                                                       720,309
                                                     ---------
            POLLUTION  CONTROL--3.5%
    3,800   USA Waste Services, Inc.*.............     186,438
                                                     ---------

            RETAILING--14.4%
    1,500   CVS Corp..............................     110,625
    2,900   Home Depot, Inc.......................     201,913
    3,900   Kmart Corp.*..........................      68,008
    2,000   Michaels Stores Inc.*.................      60,500
    3,000   Rite Aid Corp.........................      96,375
    3,500   Staples Inc.*.........................      86,408
    2,900   Wal-Mart Stores Inc...................     146,633
                                                     ---------
                                                       770,462
                                                     ---------
            SEMICONDUCTORS--3.0%
    1,300   Intel Corp............................     105,057
    1,800   Micron Technology Inc.*...............      55,913
                                                     ---------
                                                       160,970
                                                     ---------
            TRANSPORTATION--4.6%
    1,000   AMR Corp.*............................     152,375
    2,000   Coach USA Inc.*.......................      94,876
                                                     ---------
                                                       247,251
                                                     ---------
            Total Common Stocks
              (Cost $3,977,865)...................   4,994,516
                                                     ---------

            PREFERRED STOCK--1.3%
            COMMUNICATION EQUIPMENT
    1,000   Nokia Corporation, ADR
              (Cost $48,263)......................      66,874
                                                     ---------

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER CAPITAL APPRECIATION RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 1998


PRINCIPAL
 AMOUNT     SHORT-TERM CORPORATE NOTES--3.1%            VALUE
--------                                               -------

$165,000    Countrywide Home Loans Inc.,
            5.57%, 5/7/98 (Cost $164,847).........  $  164,847
                                                    ----------
Total Investments
  (Cost $4,190,975)(a)....................  98.0%    5,226,237
Other Assets in Excess of Liabilities.....   2.0       106,722
                                           -----    ----------
Net Assets................................ 100.0%   $5,332,959
                                           =====    ==========

  * Non-income producing security.
(a) At April 30, 1998, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $4,190,975, amounted to $1,035,262 which consisted of aggregate gross unrealized appreciation of $1,049,921 and aggregate gross unrealized depreciation of $14,659.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER CAPITAL APPRECIATION RETIREMENT PORTFOLIO(i)
FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period


                                                                                                                       FROM
                                                                                                                 NOVEMBER 8, 1993
                                                 SIX MONTHS                                                       (COMMENCEMENT
                                                    ENDED                    YEAR ENDED OCTOBER 31,              OF  OPERATIONS)
                                                 APRIL 30,         ------------------------------------------     TO OCTOBER 31,
                                                1998(II)(III)        1997             1996            1995           1994(III)
                                                -------------      ---------        --------        ---------       ---------
Net asset value, beginning of period .............$   9.70          $    9.88        $  12.72        $   10.08       $   10.00
                                                  --------          ---------        --------        ---------       ---------
Net investment income (loss) .....................   (0.04)             (0.10)(iv)      (0.07)           (0.19)          (0.23)
Net realized and unrealized gain on investments ..    1.77               2.51            0.83             5.30            0.31
                                                  --------          ---------        --------        ---------       ---------
      Total from investment operations ...........    1.73               2.41            0.76             5.11            0.08
Distributions from net realized gains ............      --              (2.59)          (3.60)           (2.47)             --
                                                  --------          ---------        --------        ---------       ---------
Net asset value, end of period ...................$  11.43          $    9.70        $   9.88        $   12.72       $   10.08
                                                  ========          =========        ========        =========       =========
Total Return .....................................    17.8%              26.1%            6.1%            54.4%            0.8%
                                                  ========          =========        ========        =========       =========
Ratios and Supplemental Data:
      Net assets, end of period (000's omitted) ..$  5,333          $   4,520        $  6,703        $   8,116       $   5,251
                                                  ========          =========        ========        =========       =========
      Ratio of expenses excluding interest to
        average net assets .......................    1.46%              1.47%           1.37%            1.43%           1.78%
                                                  ========          =========        ========        =========       =========
      Ratio of expenses including interest to
        average net assets........................    1.51%              1.62%           1.44%            2.70%           2.87%
                                                  ========          =========        ========        =========       =========
      Ratio of net investment income (loss) to
        average net assets .......................   (0.81%)            (1.02%)         (0.94%)          (2.32%)         (2.53%)
                                                  ========          =========        ========        =========       =========
      Portfolio Turnover Rate ....................   94.13%            159.56%         203.46%          188.53%         229.11%
                                                  ========          =========        ========        =========       =========
      Average Commission Rate Paid ...............$  .0721          $   .0711        $  .0668               --              --
                                                  ========          =========        ========        =========       =========
      Amount of debt outstanding at end of period.      --          $ 127,000              --        $ 302,600       $ 955,600
                                                  ========          =========        ========        =========       =========
      Average amount of debt outstanding during
        the period ...............................$ 36,718          $ 127,915        $ 62,130        $ 939,600       $ 826,076
                                                  ========          =========        ========        =========       =========
      Average daily number of shares outstanding
        during the period......................... 472,620            511,947         595,051          565,805         515,270
                                                  ========          =========        ========        =========       =========
      Average amount of debt per share during
        the period ...............................$    .08          $     .25        $    .10        $    1.66       $    1.60
                                                  ========          =========        ========        =========       =========



  (i) Prior to April 12, 1996, the Alger Capital Appreciation Retirement Portfolio was the Alger Defined Contribution Leveraged AllCap Portfolio.
 (ii) Unaudited.
(iii) Ratios have been annualized; total return has not been annualized.
 (iv) Amount was computed based on average shares outstanding during the period.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

April 30, 1998

                                                                                                       MIDCAP              CAPITAL
                                                              GROWTH             SMALL CAP             GROWTH           APPRECIATION
                                                             PORTFOLIO           PORTFOLIO            PORTFOLIO           PORTFOLIO
                                                             ---------           ---------            ---------         ------------
ASSETS:
Investments in securities, at value (identified cost*)--
  see accompanying schedules of investments.............  $31,348,812          $33,827,930          $7,350,490           $5,226,237
Cash....................................................       11,592                1,461              80,057               88,337
Receivable for investment securities sold...............      745,357              856,250             222,451               56,849
Receivable for shares of beneficial interest sold.......       15,353               85,059               7,948               13,218
Dividends receivable....................................       12,652                9,537               3,031                2,360
Prepaid expenses and other assets.......................        3,509                4,134               2,539                2,172
                                                          -----------           ----------           ---------           ----------
    Total Assets........................................   32,137,275           34,784,371           7,666,516            5,389,173
                                                          -----------           ----------          ----------           ----------

LIABILITIES:
Payable for investment securities purchased.............      496,234              322,500             315,528               30,245
Payable for shares of beneficial interest redeemed......       39,218                7,368               8,259               12,549
Interest payable........................................           --                   --                  --                1,126
Accrued investment management fees......................       19,314               24,170               4,869                3,691
Accrued shareholder servicing fees......................        9,028                6,654                  --                   --
Accrued expenses........................................       14,217               16,737               9,332                8,603
                                                          -----------          -----------          ----------           ----------
    Total Liabilities...................................      578,011              377,429             337,988               56,214
                                                          -----------          -----------          ----------           ----------
NET ASSETS..............................................  $31,559,264          $34,406,942          $7,328,528           $5,332,959
                                                          ===========          ===========          ==========           =========
Net Assets Consist of:
  Paid-in capital.......................................  $20,851,816          $20,876,549          $3,256,215           $2,366,010
  Undistributed net investment income
    (accumulated loss)..................................      (88,169)            (594,141)           (229,494)            (410,857)
  Undistributed net realized gain.......................    4,180,593            5,829,735           3,064,795            2,342,544
  Net unrealized appreciation...........................    6,615,024            8,294,799           1,237,012            1,035,262
                                                          -----------          -----------          ----------           ----------
NET ASSETS..............................................  $31,559,264          $34,406,942          $7,328,528           $5,332,959
                                                          ===========          ===========          ==========           ==========

Shares of beneficial interest outstanding--Note 6.......    2,464,600            1,693,962             561,218              466,402
                                                          ===========          ===========          ==========           ==========

NET ASSET VALUE PER SHARE...............................      $ 12.81          $     20.31          $    13.06           $    11.43
                                                          ===========          ===========          ==========           ==========
*Identified cost........................................  $24,733,788          $25,533,131          $6,113,478           $4,190,975
                                                          ===========          ===========          ==========           ==========


                       See Notes to Financial Statements.





--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
STATEMENTS OF OPERATIONS (Unaudited)

For the six months ended April 30, 1998

                                                                                                       MIDCAP              CAPITAL
                                                              GROWTH             SMALL CAP             GROWTH           APPRECIATION
                                                             PORTFOLIO           PORTFOLIO            PORTFOLIO           PORTFOLIO
                                                             ---------           ---------            ---------         ------------
INVESTMENT INCOME
Income:
  Dividends.............................................     $ 86,624             $ 44,564            $ 14,502             $ 14,276
  Interest..............................................       47,748               26,953              11,150                2,507
                                                            ---------          -----------           ---------            ---------
    Total income........................................      134,372               71,517              25,652               16,783
                                                            ---------          -----------           ---------            ---------

Expenses:
  Management fees--Note 3(a).............................      98,256              135,202              26,701               20,387
  Shareholder servicing fees............................        5,990                5,998                  --                   --
  Interest on line of credit utilized--Note 5............          --                   --                  --                1,126
  Custodian fees........................................        5,918                6,330               3,938                3,525
  Transfer agent fees--Note 3(c).........................       1,240                1,240               1,240                1,240
  Shareholder reports...................................        9,620                8,430               3,877                3,395
  Professional fees.....................................        1,915                1,915               1,915                1,915
  Trustees' fees........................................        2,976                2,976               2,976                2,976
  Miscellaneous.........................................        1,649                4,004               1,600                1,568
                                                           ----------          -----------           ---------            ---------
    Total Expenses......................................      127,564              166,095              42,247               36,132
                                                           ----------          -----------           ---------            ---------
NET INVESTMENT INCOME (LOSS)............................        6,808              (94,578)            (16,595)             (19,349)
                                                           ----------          -----------           ---------            ---------
REALIZED AND UNREALIZED GAIN
    ON INVESTMENTS:
  Net realized gain on investments......................    1,050,023            2,728,861             614,743              505,059
  Net change in unrealized appreciation
    on investments......................................    3,590,620            1,294,061             377,992              341,010
                                                           ----------          -----------           ---------            ---------
  Net realized and unrealized gain
    on investments......................................    4,640,643            4,022,922             992,735              846,069
                                                           ----------          -----------           ---------            ---------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS.....................................   $4,647,451          $ 3,928,344           $ 976,140            $ 826,720
                                                           ==========          ===========           =========            =========





                       See Notes to Financial Statements.





--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER CAPITAL APPRECIATION RETIREMENT PORTFOLIO

STATEMENT OF CASH FLOWS (Unaudited)

For the six months ended April 30, 1998
------------------------------------------------------------------------------------------------------------------------------------


Increase (decrease) in Cash:
Cash flows from operating activities:
  Dividends received...............................................................................................      $ 12,976
  Interest received................................................................................................         2,507
  Interest paid....................................................................................................        (3,237)
  Operating expenses paid..........................................................................................       (41,195)
  Purchase of investment securities................................................................................    (4,669,642)
  Purchase of short-term securities, net...........................................................................      (164,847)
  Proceeds from disposition of investment securities...............................................................     5,054,925
  Other............................................................................................................           264
                                                                                                                       ----------
    Net cash provided by operating activities......................................................................       191,751
                                                                                                                       ----------
Cash flows from financing activities:
  Proceeds from shares sold........................................................................................       256,241
  Payments on shares redeemed......................................................................................      (270,813)
  Decrease in bank loan payable....................................................................................      (127,000)
                                                                                                                       ----------
    Net cash used in financing activities..........................................................................      (141,572)
                                                                                                                       ----------
Net increase in cash...............................................................................................        50,179
Cash--beginning of period...........................................................................................       38,158
                                                                                                                       ----------
Cash--end of period.................................................................................................   $   88,337
                                                                                                                       ==========

Reconciliation  of net increase in net assets to net cash  provided by operating activities:
  Net increase in net assets resulting from operations.............................................................     $ 826,720
  Increase in investments..........................................................................................       (76,645)
  Decrease in receivable for investment securities sold............................................................       522,430
  Increase in dividends receivable.................................................................................        (1,300)
  Decrease in payable for investment securities purchased..........................................................      (225,349)
  Net realized gain on investments.................................................................................      (505,059)
  Net increase in unrealized appreciation on investments...........................................................      (341,010)
  Decrease in accrued expenses and other liabilities...............................................................        (8,300)
  Net decrease in other assets.....................................................................................           264
                                                                                                                       ----------
    Net cash provided by operating activities......................................................................    $  191,751
                                                                                                                       ==========



                       See Notes to Financial Statements.




--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

For the six months ended April 30, 1998
                                                                                                       MIDCAP              CAPITAL
                                                              GROWTH             SMALL CAP             GROWTH           APPRECIATION
                                                             PORTFOLIO           PORTFOLIO            PORTFOLIO           PORTFOLIO
                                                             ---------           ---------            ---------         ------------
Net investment income (loss)............................  $     6,808          $   (94,578)        $   (16,595)          $  (19,349)
Net realized gain on investments........................    1,050,023            2,728,861             614,743              505,059
Net change in unrealized appreciation
  on investments........................................    3,590,620            1,294,061             377,992              341,010
                                                          -----------          -----------         -----------           ----------
  Net increase in net assets resulting from operations..    4,647,451            3,928,344             976,140              826,720
Net increase (decrease) from shares of beneficial
  interest transactions--Note 6..........................   3,989,742           (1,020,696)            (83,055)             (14,163)
                                                          -----------          -----------         -----------           ----------
    Total increase......................................    8,637,193            2,907,648             893,085              812,557
Net Assets:
  Beginning of period...................................   22,922,071           31,499,294           6,435,443            4,520,402
                                                          -----------          -----------         -----------           ----------
  End of period.........................................  $31,559,264          $34,406,942         $ 7,328,528           $5,332,959
                                                          ===========          ===========         ===========           ==========
Undistributed net investment income (accumulated loss)..  $   (88,169)         $  (594,141)        $  (229,494)          $ (410,857)
                                                          ===========          ===========         ===========           ==========



------------------------------------------------------------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

For the year ended October 31, 1997
                                                                                                      MIDCAP              CAPITAL
                                                              GROWTH             SMALL CAP            GROWTH           APPRECIATION
                                                             PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                             ---------           ---------           ---------         ------------
Net investment loss.....................................  $   (39,856)          $ (183,928)         $ (59,155)           $ (53,473)
Net realized gain on investments........................    3,114,186            2,873,373          2,320,462            1,541,633
Net change in unrealized appreciation (depreciation)
  on investments........................................    1,425,496            2,392,360           (384,563)            (303,678)
                                                          -----------          -----------        -----------           ----------
  Net increase in net assets resulting
    from operations.....................................    4,499,826            5,081,805          1,876,744            1,184,482
Distribution to Shareholders:
  Net realized gains....................................   (1,975,055)          (4,300,802)        (2,483,218)          (1,016,205)
Net increase (decrease) from shares of beneficial
  interest transactions--Note 6..........................   9,072,144              675,556         (2,684,006)          (2,351,246)
                                                          -----------          -----------        -----------           ----------
    Total increase (decrease)...........................   11,596,915            1,456,559         (3,290,480)          (2,182,969)
Net Assets:
  Beginning of year.....................................   11,325,156           30,042,735          9,725,923            6,703,371
                                                          -----------          -----------        -----------           ----------
  End of year...........................................  $22,922,071          $31,499,294        $ 6,435,443           $4,520,402
                                                          ===========          ===========        ===========           ==========
Undistributed net investment income (accumulated loss)..  $   (94,977)          $ (499,563)        $ (212,899)          $ (391,508)
                                                          ===========          ===========        ===========           ==========






                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)


NOTE 1--General:

   The Alger Retirement Fund (the "Fund"), is a diversified, open-end registered investment company organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company and currently issues four classes of shares of beneficial interest --Growth Portfolio, Small Cap Portfolio, MidCap Growth Portfolio and Capital Appreciation Portfolio (the "Portfolios"). The investment objective of each Portfolio is long-term capital appreciation. Each Portfolio seeks to achieve its objective by investing primarily in equity securities.

NOTE 2--Significant Accounting Policies:
   (a) INVESTMENT VALUATION: Investments of the Portfolios are valued on each day the New York Stock Exchange (the "NYSE") is open as of the close of the NYSE (currently 4:00 p.m. Eastern time). Listed and unlisted securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

   Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

   Short-term securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

   (b) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

   (c) DIVIDENDS TO SHAREHOLDERS: Dividends payable to shareholders are recorded on the ex-dividend date. With respect to all Portfolios, dividends from net investment income and dividends from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned.

   (d) FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance.

   (e) EXPENSES: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them. Organizational expenses are being amortized from the date operations commenced over a five year period.

   (f) OTHER: These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3--Investment Management Fees and Other Transactions with Affiliates:

   (a) INVESTMENT MANAGEMENT FEES: Fees incurred by each Portfolio, pursuant to the provisions of its Investment Management Agreement with Fred Alger Management, Inc. ("Alger Management"), are payable monthly and are computed based on the value of the average daily net assets of each Portfolio at the following annual rates:

      Growth Portfolio.............................  .75%
      Small Cap Portfolio..........................  .85
      MidCap Growth Portfolio......................  .80
      Capital Appreciation Portfolio...............  .85

   (b) BROKERAGE COMMISSIONS: During the six months ended April 30, 1998, the Growth Portfolio, the Small Cap Portfolio, the MidCap Growth Portfolio and the Capital Appreciation Portfolio paid Fred Alger & Company, Incorporated ("Alger Inc."), the Fund's distributor, commissions of $35,166, $48,509, $13,408 and $8,574, respectively, in connection with securities transactions.

   (c) TRANSFER AGENT FEES: Alger Shareholder Services, Inc. ("Alger Services"), an affiliate of Alger Management, serves as transfer agent for the Fund. During the six months ended April 30, 1998, each Portfolio incurred fees of $1,250 for services provided by Alger Services.

   (d) OTHER TRANSACTIONS WITH AFFILIATES: Certain trustees and officers of the Fund are directors and officers of Alger Management, Alger Inc. and Alger Services. At April 30, 1998, Alger Management and its affiliates owned 871,437 shares, 305,216 shares, 561,218 shares and 464,546 shares of the Growth Portfolio, the Small Cap Portfolio, the MidCap Growth Portfolio and the Capital Appreciation Portfolio, respectively.

NOTE 4--Securities Transactions:

   The following summarizes the securities transactions by the Fund, other than short-term securities, for the six months ended April 30, 1998:

                                      PURCHASES          SALES
                                    ------------    ----------
Growth Portfolio..................  $18,088,840     $13,498,422
Small Cap Portfolio...............   22,642,132      23,403,570
MidCap Growth Portfolio...........    5,916,721       6,004,848
Capital Appreciation Portfolio....    4,444,293       4,532,543

THE ALGER RETIREMENT FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)


NOTE 5--Lines of Credit:

   The Capital Appreciation Portfolio has lines of credit with banks whereby it may borrow up to 1/3 of the value of its assets, as defined, up to a maximum of $45,000,000. Such borrowings have variable interest rates and are payable on demand. For the six months ended April 30, 1998, the Portfolio had borrowings which averaged $36,718 at a weighted average interest rate of 6.54%.

NOTE 6--Share Capital:

   The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into four classes of shares.

   During the six months ended April 30, 1998, transactions of shares of beneficial interest were as follows:
                                       SHARES         AMOUNT
                                       ------         ------
Growth Portfolio
  Shares sold                           463,685    $ 5,458,225
  Shares redeemed                      (125,183)    (1,468,483)
                                      ---------    -----------
  Net increase                          338,502    $ 3,989,742
                                      =========    ===========
Small Cap Portfolio
  Shares sold                           286,961    $ 5,376,353
  Shares redeemed                      (342,537)    (6,397,049)
                                      ---------    -----------
  Net decrease                          (55,576)   $(1,020,696)
                                      =========    ===========
MidCap Growth Portfolio
  Shares sold                            12,635    $   148,933
  Shares redeemed                       (17,869)      (231,988)
                                      ---------    -----------
  Net decrease                           (5,234)   $   (83,055)
                                      =========    ===========
Capital Appreciation Portfolio
  Shares sold                            25,716    $   269,199
  Shares redeemed                       (25,394)      (283,362)
                                      ---------    -----------
  Net increase (decrease)                   322    $   (14,163)
                                      =========    ===========





   During the year ended October 31, 1997, transactions of shares of beneficial interest were as follows:
                                       SHARES         AMOUNT
                                       ------         ------
Growth Portfolio
  Shares sold                         1,343,787    $13,575,916
  Dividends reinvested                  192,126      1,975,054
                                      ---------    -----------
                                      1,535,913     15,550,970
  Shares redeemed                      (624,471)    (6,478,826)
                                      ---------    -----------
  Net increase                          911,442    $ 9,072,144
                                      =========    ===========
Small Cap Portfolio
  Shares sold                           617,566    $11,165,492
  Dividends reinvested                  268,632      4,300,803
                                      ---------    -----------
                                        886,198     15,466,295
  Shares redeemed                      (817,952)   (14,790,739)
                                      ---------    -----------
  Net increase                           68,246      $ 675,556
                                      =========    ===========
MidCap Growth Portfolio
  Shares sold                            21,594      $ 305,835
  Dividends reinvested                  246,596      2,483,217
                                      ---------    -----------
                                        268,190      2,789,052
  Shares redeemed                      (373,350)    (5,473,058)
                                      ---------    -----------
  Net decrease                         (105,160)   $(2,684,006)
                                      =========    ===========
Capital Appreciation Portfolio
  Shares sold                            35,643      $ 370,227
  Dividends reinvested                  111,426      1,016,205
                                      ---------    -----------
                                        147,069      1,386,432
  Shares redeemed                      (359,545)    (3,737,678)
                                      ---------    -----------
  Net decrease                         (212,476)   $(2,351,246)
                                      =========    ===========